UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Value Fund

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 21.5%
Banks - 18.7%
Australia & New Zealand Banking Group Ltd.	264,580	$6,262,118
Barclays PLC	1,358,720	3,818,930
BNP Paribas SA	87,660	5,129,022
BOC Hong Kong Holdings Ltd.	1,046,000	4,132,132
Danske Bank A/S	120,060	4,001,741
DNB ASA	248,250	4,070,201
Erste Group Bank AG	132,100	3,842,006
ING Groep NV	373,985	5,152,236
Itau Unibanco Holding SA (Preference Shares)	184,400	2,361,388
KB Financial Group, Inc.	53,360	2,202,694
KBC Group NV	59,530	3,643,123
Mitsubishi UFJ Financial Group, Inc.	808,400	5,348,186

		49,963,777

Capital Markets - 0.8%
Amundi SA (a)	37,226	2,157,212

Consumer Finance - 1.0%
Hitachi Capital Corp.	101,000	2,609,916

Insurance - 1.0%
Dongbu Insurance Co., Ltd.	47,480	2,563,503

		57,294,408

Consumer Discretionary - 12.7%
Auto Components - 4.3%
Hankook Tire Co., Ltd.	36,720	1,939,571
Magna International, Inc. (New York)-Class A	95,730	4,102,988
Sumitomo Electric Industries Ltd.	168,700	2,748,118
Valeo SA	42,960	2,645,631

		11,436,308

Automobiles - 3.8%
Honda Motor Co., Ltd.	170,100	5,269,244
Peugeot SA (b)	251,080	4,785,751

		10,054,995

Household Durables - 1.5%
Panasonic Corp.	370,100	4,061,194

Media - 2.0%
Liberty Global PLC-Series C (b)	154,028	5,404,842

Textiles, Apparel & Luxury Goods - 1.1%
HUGO BOSS AG	41,370	2,844,903

		33,802,242

Industrials - 11.7%
Aerospace & Defense - 3.2%
Airbus SE	77,477	5,692,732
BAE Systems PLC	358,480	2,806,376

		8,499,108

Airlines - 5.5%
International Consolidated Airlines Group SA	677,350	4,516,044
Japan Airlines Co., Ltd.	167,600	5,477,039
Qantas Airways Ltd.	1,614,694	4,642,085

		14,635,168

Company	Shares	U.S. $ Value
Machinery - 1.5%
IHI Corp. (b)	1,320,000	4,104,260

Road & Rail - 1.5%
Central Japan Railway Co.	24,900	4,076,123

		31,314,659

Telecommunication Services - 10.7%
Diversified Telecommunication Services - 8.4%
BT Group PLC	1,941,780	7,846,849
China Unicom Hong Kong Ltd.	2,106,000	2,560,622
Nippon Telegraph & Telephone Corp.	216,500	9,157,802
TDC A/S (b)	520,800	2,798,413

		22,363,686

Wireless Telecommunication Services - 2.3%
Vodafone Group PLC	2,441,396	6,114,152

		28,477,838

Information Technology - 8.9%
Communications Equipment - 1.5%
Nokia Oyj	796,270	4,076,868

Electronic Equipment, Instruments & Components - 1.2%
Largan Precision Co., Ltd.	21,000	3,116,670

Internet Software & Services - 1.0%
Yahoo Japan Corp.	569,100	2,642,129

Semiconductors & Semiconductor Equipment - 2.6%
SCREEN Holdings Co., Ltd.	39,600	2,671,411
Sumco Corp.	281,200	4,132,573

		6,803,984

Software - 1.2%
Nintendo Co., Ltd.	15,900	3,321,123

Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co., Ltd.	2,190	3,721,756

		23,682,530

Consumer Staples - 8.9%
Food & Staples Retailing - 2.9%
Koninklijke Ahold Delhaize NV	365,467	7,779,727

Food Products - 1.2%
Orkla ASA	354,770	3,118,717

Household Products - 1.5%
Henkel AG & Co. KGaA (Preference Shares)	31,610	3,949,075

Tobacco - 3.3%
British American Tobacco PLC	139,480	8,810,190

		23,657,709

Company	Shares	U.S. $ Value
Energy - 8.2%
Energy Equipment & Services - 0.9%
Petrofac Ltd.	227,285	2,517,662

Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources Ltd.	85,850	2,461,999
JX Holdings, Inc.	1,007,600	4,803,347
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	172,980	4,481,922
Royal Dutch Shell PLC-Class A	192,511	4,981,755
YPF SA (Sponsored ADR)	124,912	2,591,924

		19,320,947

		21,838,609

Health Care - 7.8%
Pharmaceuticals - 7.8%
Roche Holding AG	32,880	8,003,134
Sanofi	82,770	7,139,573
STADA Arzneimittel AG	28,860	1,745,273
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	110,380	3,865,508

		20,753,488

Materials - 7.2%
Chemicals - 4.8%
Air Water, Inc.	148,100	2,815,261
Arkema SA	41,451	4,018,256
Incitec Pivot Ltd.	375,100	1,054,620
Johnson Matthey PLC	66,650	2,534,398
Nippon Shokubai Co., Ltd.	38,400	2,541,983

		12,964,518

Metals & Mining - 2.4%
BlueScope Steel Ltd.	187,577	1,754,328
Gerdau SA (Preference Shares)	470,300	1,951,821
MMC Norilsk Nickel PJSC (ADR)	164,907	2,626,902

		6,333,051

		19,297,569

Utilities - 1.6%
Electric Utilities - 0.9%
EDP - Energias de Portugal SA	772,563	2,388,399

Water Utilities - 0.7%
Pennon Group PLC	171,880	1,849,257

		4,237,656

Total Common Stocks (cost $241,888,942)		264,356,708

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (c)(d) (cost $414,068)	414,068	414,068

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $242,303,010)		264,770,776

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (c)(d) (cost $24,650)	24,650	24,650

Total Investments - 99.3% (cost $242,327,660) (e)		264,795,426
Other assets less liabilities - 0.7%		1,733,449

Net Assets - 100.0%		$266,528,875

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,369	JPY	157,329	3/16/17	$32,482
Barclays Bank PLC	INR	202,680	USD	2,989	3/16/17	(43,195)
Barclays Bank PLC	USD	2,530	JPY	286,067	3/16/17	17,529
BNP Paribas SA	USD	10,239	AUD	14,140	3/16/17	598,215
BNP Paribas SA	USD	5,393	EUR	5,058	3/16/17	(31,731)
BNP Paribas SA	USD	936	SEK	8,350	3/16/17	(10,541)
Citibank, NA	AUD	1,671	USD	1,244	3/16/17	(37,228)
Citibank, NA	CAD	7,803	USD	5,908	3/16/17	32,559
Citibank, NA	GBP	1,701	USD	2,124	3/16/17	12,815
Citibank, NA	NOK	11,000	USD	1,318	3/16/17	5,640
Citibank, NA	NOK	7,878	USD	939	3/16/17	(1,081)
Citibank, NA	USD	2,788	EUR	2,661	3/16/17	32,820
Citibank, NA	USD	10,378	EUR	9,740	3/16/17	(53,218)
Citibank, NA	USD	2,576	RUB	153,476	4/28/17	24,939
Citibank, NA	NOK	19,784	USD	2,379	6/15/17	17,058
Credit Suisse International	CHF	4,009	USD	3,983	3/16/17	(12,099)
Credit Suisse International	JPY	566,764	USD	4,993	3/16/17	(54,731)
Credit Suisse International	NOK	56,681	USD	6,524	3/16/17	(237,650)
Credit Suisse International	USD	3,189	CHF	3,222	3/16/17	21,595
Credit Suisse International	USD	5,553	CHF	5,363	3/16/17	(209,270)
Credit Suisse International	USD	8,226	NOK	67,236	3/16/17	(205,188)
Credit Suisse International	USD	3,775	SEK	34,334	3/16/17	31,457
HSBC Bank USA	BRL	4,912	USD	1,534	4/04/17	(32,893)
JPMorgan Chase Bank, NA	CAD	1,019	USD	759	3/16/17	(8,021)
JPMorgan Chase Bank, NA	CNY	14,093	USD	2,017	3/16/17	(33,665)
JPMorgan Chase Bank, NA	GBP	1,118	USD	1,388	3/16/17	520
JPMorgan Chase Bank, NA	JPY	342,195	USD	3,100	3/16/17	52,956
JPMorgan Chase Bank, NA	NOK	7,919	USD	935	3/16/17	(9,241)
JPMorgan Chase Bank, NA	TWD	53,964	USD	1,690	3/16/17	(68,646)
JPMorgan Chase Bank, NA	USD	1,100	GBP	892	3/16/17	7,606
JPMorgan Chase Bank, NA	USD	653	INR	45,128	3/16/17	21,853
Morgan Stanley & Co., Inc.	ILS	1,600	USD	423	3/16/17	(16,964)
Morgan Stanley & Co., Inc.	JPY	560,011	USD	5,282	3/16/17	295,136
Morgan Stanley & Co., Inc.	NOK	9,869	USD	1,138	3/16/17	(39,029)
Nomura Global Financial Products, Inc.	INR	19,630	USD	288	3/16/17	(5,712)
Nomura Global Financial Products, Inc.	USD	662	CAD	877	3/16/17	(1,882)
Nomura Global Financial Products, Inc.	USD	2,643	INR	177,182	3/16/17	7,355

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Nomura Global Financial Products, Inc.	USD	2,397	KRW	2,843,691	3/16/17	110,591
Royal Bank of Scotland PLC	ILS	4,508	USD	1,185	3/16/17	(53,741)
Royal Bank of Scotland PLC	USD	6,523	GBP	5,160	3/16/17	(118,594)
Standard Chartered Bank	KRW	13,915,906	USD	11,948	3/16/17	(322,224)
Standard Chartered Bank	TWD	21,820	USD	686	3/16/17	(24,964)
State Street Bank & Trust Co.	AUD	3,701	USD	2,845	3/16/17	8,462
State Street Bank & Trust Co.	CAD	629	USD	475	3/16/17	1,033
State Street Bank & Trust Co.	EUR	3,163	USD	3,365	3/16/17	12,552
State Street Bank & Trust Co.	USD	1,683	EUR	1,603	3/16/17	16,089
State Street Bank & Trust Co.	JPY	116,669	USD	1,043	6/15/17	(540)
UBS AG	GBP	1,641	USD	2,044	3/16/17	7,606
UBS AG	USD	2,043	CNY	14,093	3/16/17	7,782
UBS AG	USD	2,988	JPY	350,479	3/16/17	133,081
UBS AG	USD	9,706	KRW	11,072,215	3/16/17	57,554
UBS AG	USD	2,467	TWD	75,784	3/16/17	3,022
UBS AG	CNY	14,093	USD	2,024	6/15/17	(11,802)
UBS AG	KRW	11,072,215	USD	9,720	6/15/17	(51,421)
UBS AG	TWD	75,784	USD	2,481	6/15/17	(1,463)

						$(126,427)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the market value of this security amounted to $2,157,212 or 0.8% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,117,695 and gross unrealized depreciation of investments was $(10,649,929), resulting in net unrealized appreciation of $22,467,766.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won

NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company

Country Breakdown*

February 28, 2017 (unaudited)

24.8%	Japan
17.5%	United Kingdom
11.9%	France
8.5%	Netherlands
5.2%	Australia
3.9%	South Korea
3.2%	Germany
3.0%	Switzerland
2.7%	Norway
2.6%	Denmark
2.5%	Canada
1.6%	Brazil
1.6%	Hong Kong
1.5%	Finland
9.3%	Other
0.2%	Short-Term

100.0%

*	All data are as of February 28, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Argentina, Austria, Belgium, China, Israel, Portugal, Russia, Taiwan and United States.

AB International Value Fund

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$57,294,408		$	– 0	–	$57,294,408
Consumer Discretionary		9,507,830		24,294,412			– 0	–	33,802,242
Industrials		– 0	–	31,314,659			– 0	–	31,314,659
Telecommunication Services		– 0	–	28,477,838			– 0	–	28,477,838
Information Technology		– 0	–	23,682,530			– 0	–	23,682,530
Consumer Staples		– 0	–	23,657,709			– 0	–	23,657,709
Energy		5,053,923		16,784,686			– 0	–	21,838,609
Health Care		3,865,508		16,887,980			– 0	–	20,753,488
Materials		307,791		18,989,778			– 0	–	19,297,569
Utilities		– 0	–	4,237,656			– 0	–	4,237,656
Short-Term Investments		414,068		– 0	–		– 0	–	414,068
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		24,650		– 0	–		– 0	–	24,650

Total Investments in Securities		19,173,770		245,621,656	(a)		– 0	–	264,795,426

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts		– 0	–	1,570,307			– 0	–	1,570,307
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(1,696,734)			– 0	–	(1,696,734)

Total (c)		$19,173,770		$245,495,229		$	– 0	–	$264,668,999

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s price.

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$ 1,453	$16,062	$17,101	$414	$1

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$ 5,198	$20,975	$26,148	$25	$3

AB Discovery Value Fund

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Financials - 19.9%
Banks - 11.4%
Associated Banc-Corp.	1,293,185	$33,299,514
Comerica, Inc.	665,610	47,444,681
Fulton Financial Corp.	1,678,210	32,095,766
Huntington Bancshares, Inc./OH	3,721,110	52,616,495
Synovus Financial Corp.	807,800	34,105,316
Texas Capital Bancshares, Inc. (a)	390,360	34,800,594
Webster Financial Corp.	736,727	40,468,414
Zions Bancorporation	1,133,959	50,914,759

		325,745,539

Consumer Finance - 0.7%
OneMain Holdings, Inc. (a)	773,430	21,671,509

Insurance - 6.5%
American Financial Group, Inc./OH	468,510	44,068,050
First American Financial Corp.	754,900	29,493,943
Hanover Insurance Group, Inc. (The)	193,700	17,436,874
Reinsurance Group of America, Inc.-Class A	325,680	42,357,941
Selective Insurance Group, Inc.	452,330	20,038,219
Validus Holdings Ltd.	554,860	31,993,228

		185,388,255

Thrifts & Mortgage Finance - 1.3%
Essent Group Ltd. (a)	1,116,417	38,862,476

		571,667,779

Information Technology - 18.0%
Communications Equipment - 1.4%
Infinera Corp. (a)	1,742,460	18,905,691
NETGEAR, Inc. (a)	376,293	20,620,856

		39,526,547

Electronic Equipment, Instruments & Components - 5.9%
Anixter International, Inc. (a)	471,830	39,303,439
Avnet, Inc.	832,790	38,374,963
CDW Corp./DE	706,220	41,596,358
VeriFone Systems, Inc. (a)	1,263,190	26,110,137
Vishay Intertechnology, Inc. (b)	1,525,570	24,180,285

		169,565,182

IT Services - 3.8%
Amdocs Ltd.	675,900	40,993,335
Booz Allen Hamilton Holding Corp.	1,120,360	40,075,277
Genpact Ltd. (a)	1,174,150	28,461,396

		109,530,008

Semiconductors & Semiconductor Equipment - 4.5%
Cypress Semiconductor Corp. (b)	3,663,490	48,614,512
Integrated Device Technology, Inc. (a)	869,050	20,778,986
Mellanox Technologies Ltd. (a)(b)	378,510	18,319,884
Qorvo, Inc. (a)	620,480	41,013,728

		128,727,110

Company	Shares	U.S. $ Value
Software - 1.1%
Verint Systems, Inc. (a)	856,170	32,320,418

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	748,560	35,983,279

		515,652,544

Industrials - 17.0%
Aerospace & Defense - 1.1%
Esterline Technologies Corp. (a)	346,700	30,821,630

Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	489,360	27,820,116

Airlines - 1.2%
SkyWest, Inc.	979,425	34,426,789

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	490,710	20,016,061

Construction & Engineering - 4.2%
AECOM (a)	1,090,712	39,647,381
EMCOR Group, Inc.	141,142	8,677,410
Quanta Services, Inc. (a)	927,020	34,596,387
Tutor Perini Corp. (a)	1,261,280	38,405,976

		121,327,154

Electrical Equipment - 2.5%
EnerSys	418,460	32,108,436
Regal Beloit Corp.	523,870	39,002,121

		71,110,557

Machinery - 4.4%
ITT, Inc.	542,217	22,214,630
Oshkosh Corp.	578,640	39,283,870
SPX FLOW, Inc. (a)	931,498	31,670,932
Terex Corp.	1,108,840	34,640,162

		127,809,594

Road & Rail - 1.9%
Ryder System, Inc.	338,530	25,779,059
Werner Enterprises, Inc.	1,031,080	28,870,240

		54,649,299

		487,981,200

Consumer Discretionary - 16.0%
Auto Components - 3.5%
Dana, Inc.	1,953,610	36,903,693
Lear Corp.	192,010	27,263,500
Tenneco, Inc. (a)	567,160	36,474,059

		100,641,252

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.4%
Sotheby’s (a)	904,440	40,817,377

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands, Inc.	1,991,050	34,027,044
Brinker International, Inc. (b)	713,346	30,131,735

		64,158,779

Household Durables - 2.0%
CalAtlantic Group, Inc. (b)	987,320	34,882,016
PulteGroup, Inc.	1,066,280	23,511,474

		58,393,490

Media - 2.1%
Regal Entertainment Group-Class A (b)	1,643,290	35,462,198
Scholastic Corp.	526,940	23,743,917

		59,206,115

Multiline Retail - 0.6%
Big Lots, Inc. (b)	334,782	17,187,708

Specialty Retail - 3.5%
Burlington Stores, Inc. (a)	237,368	21,128,126
Caleres, Inc.	837,141	25,005,401
Children’s Place, Inc. (The)	210,687	21,342,593
Michaels Cos., Inc. (The) (a)	1,635,810	32,863,423

		100,339,543

Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	2,529,680	16,822,372

		457,566,636

Energy - 8.7%
Energy Equipment & Services - 3.4%
Helmerich & Payne, Inc. (b)	406,470	27,790,354
Oil States International, Inc. (a)	976,230	35,925,264
RPC, Inc. (b)	1,615,940	32,318,800

		96,034,418

Oil, Gas & Consumable Fuels - 5.3%
Gulfport Energy Corp. (a)	764,970	13,264,580
Oasis Petroleum, Inc. (a)	2,161,320	30,604,291
QEP Resources, Inc. (a)	2,224,840	30,613,799
SM Energy Co.	1,305,220	32,173,673
Synergy Resources Corp. (a)(b)	5,565,490	45,470,053

		152,126,396

		248,160,814

Health Care - 5.7%
Health Care Providers & Services - 3.5%
LifePoint Health, Inc. (a)	628,217	40,237,299
Molina Healthcare, Inc. (a)	618,330	29,995,188
WellCare Health Plans, Inc. (a)	217,220	30,671,464

		100,903,951

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 1.5%
ICON PLC (a)	512,810	42,958,094

Pharmaceuticals - 0.7%
Horizon Pharma PLC (a)	1,290,400	20,710,920

		164,572,965

Materials - 4.0%
Chemicals - 2.6%
Huntsman Corp.	1,050,420	23,739,492
Ingevity Corp. (a)	378,770	20,442,217
Trinseo SA	452,560	31,294,524

		75,476,233

Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	2,886,490	38,534,641

		114,010,874

Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Education Realty Trust, Inc. (b)	869,190	36,636,358
Empire State Realty Trust, Inc.-Class A	1,035,700	22,588,617
Gramercy Property Trust	1,530,761	42,800,078

		102,025,053

Utilities - 2.8%
Electric Utilities - 2.2%
PNM Resources, Inc.	980,503	35,592,259
Portland General Electric Co.	609,120	27,611,410

		63,203,669

Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	218,370	18,677,186

		81,880,855

Consumer Staples - 0.6%
Food Products - 0.6%
Ingredion, Inc.	133,887	16,185,599

Total Common Stocks (cost $2,204,462,411)		2,759,704,319

INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3% (c)
iShares Russell 2000 ETF (cost $8,815,635)	63,950	8,814,868

SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (c)(d) (cost $77,378,221)	77,378,221	77,378,221

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $2,290,656,267)		2,845,897,408

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (c)(d) (cost $84,652,199)	84,652,199	84,652,199

Total Investments - 102.3% (cost $2,375,308,466) (e)		2,930,549,607
Other assets less liabilities - (2.3)%		(66,085,309)

Net Assets - 100.0%		$2,864,464,298

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $612,343,970 and gross unrealized depreciation of investments was $(57,102,829), resulting in net unrealized appreciation of $555,241,141.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF	-	Exchange Traded Fund

AB Discovery Value Fund

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,759,704,319		$	– 0	–	$	– 0	–	$2,759,704,319
Investment Companies	8,814,868			– 0	–		– 0	–	8,814,868
Short-Term Investments	77,378,221			– 0	–		– 0	–	77,378,221
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	84,652,199			– 0	–		– 0	–	84,652,199

Total Investments in Securities	2,930,549,607			– 0	–		– 0	–	2,930,549,607
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$2,930,549,607		$	– 0	–	$	– 0	–	$2,930,549,607

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$ 18,512	$207,452	$148,586	$77,378	$53

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$ 116,702	$218,119	$250,169	$84,652	$94

AB Value Fund

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 24.4%
Banks - 11.2%
Bank of America Corp.	838,865	$20,703,188
Comerica, Inc.	88,188	6,286,041
Wells Fargo & Co.	339,433	19,646,382

		46,635,611

Consumer Finance - 5.3%
Capital One Financial Corp.	76,455	7,176,066
OneMain Holdings, Inc. (a)	121,284	3,398,378
Synchrony Financial	318,186	11,531,061

		22,105,505

Insurance - 7.9%
Allstate Corp. (The)	66,866	5,493,710
American International Group, Inc.	229,539	14,672,133
First American Financial Corp.	92,002	3,594,518
FNF Group	231,078	8,857,220

		32,617,581

		101,358,697

Information Technology - 16.2%
Communications Equipment - 2.1%
Nokia Oyj (Sponsored ADR)-Class A	1,670,220	8,584,931

IT Services - 1.7%
Booz Allen Hamilton Holding Corp.	128,568	4,598,877
Conduent, Inc. (a)	145,294	2,337,781

		6,936,658

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	367,813	13,314,830

Software - 4.2%
Oracle Corp.	413,071	17,592,694

Technology Hardware, Storage & Peripherals - 5.0%
Hewlett Packard Enterprise Co.	260,070	5,934,797
HP, Inc.	434,296	7,543,722
NCR Corp. (a)	44,681	2,147,816
Xerox Corp.	726,471	5,404,944

		21,031,279

		67,460,392

Energy - 12.2%
Energy Equipment & Services - 2.8%
Schlumberger Ltd.	142,862	11,480,390

Oil, Gas & Consumable Fuels - 9.4%
Canadian Natural Resources Ltd.	206,067	5,916,184
Devon Energy Corp.	150,910	6,543,458
EOG Resources, Inc.	118,773	11,519,793
Hess Corp.	131,198	6,748,825
Marathon Petroleum Corp.	166,559	8,261,326

		38,989,586

		50,469,976

Company	Shares	U.S. $ Value
Health Care - 11.0%
Biotechnology - 1.9%
Gilead Sciences, Inc.	111,778	7,878,113

Health Care Providers & Services - 5.9%
Aetna, Inc.	50,419	6,491,951
Cigna Corp.	68,381	10,181,931
McKesson Corp.	50,471	7,577,211

		24,251,093

Pharmaceuticals - 3.2%
Mallinckrodt PLC (a)	118,876	6,231,480
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	205,977	7,213,314

		13,444,794

		45,574,000

Industrials - 8.6%
Aerospace & Defense - 2.9%
L3 Technologies, Inc.	71,533	12,040,435

Airlines - 2.5%
Delta Air Lines, Inc.	206,871	10,329,069

Electrical Equipment - 2.2%
Eaton Corp. PLC	129,456	9,318,243

Machinery - 1.0%
Oshkosh Corp.	60,345	4,096,822

		35,784,569

Consumer Discretionary - 7.9%
Auto Components - 3.7%
Lear Corp.	48,963	6,952,256
Magna International, Inc. (New York)-Class A	194,560	8,338,842

		15,291,098

Media - 2.4%
Comcast Corp.-Class A	219,010	8,195,354
Regal Entertainment Group-Class A	85,539	1,845,932

		10,041,286

Multiline Retail - 1.0%
Dollar General Corp.	57,451	4,195,072

Specialty Retail - 0.8%
Burlington Stores, Inc. (a)	38,010	3,383,270

		32,910,726

Utilities - 7.7%
Electric Utilities - 6.2%
American Electric Power Co., Inc.	87,614	5,867,510
Edison International	139,246	11,103,476
Exelon Corp.	138,661	5,090,245
Portland General Electric Co.	83,591	3,789,180

		25,850,411

Company	Shares	U.S. $ Value
Multi-Utilities - 1.5%
NiSource, Inc.	247,960	5,928,724

		31,779,135

Consumer Staples - 5.9%
Food & Staples Retailing - 3.2%
Kroger Co. (The)	415,962	13,227,591

Tobacco - 2.7%
Altria Group, Inc.	150,390	11,267,219

		24,494,810

Telecommunication Services - 3.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	180,625	7,548,319

Wireless Telecommunication Services - 2.0%
T-Mobile US, Inc. (a)	131,824	8,242,954

		15,791,273

Materials - 1.6%
Chemicals - 1.6%
CF Industries Holdings, Inc.	214,302	6,733,369

Total Common Stocks (cost $356,957,306)		412,356,947

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.39% (b)(c) (cost $4,667,376)	4,667,376	4,667,376

Total Investments - 100.4% (cost $361,624,682) (d)		417,024,323
Other assets less liabilities - (0.4)%		(1,855,269)

Net Assets - 100.0%		$415,169,054

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,091,226 and gross unrealized depreciation of investments was $(10,691,585), resulting in net unrealized appreciation of $55,399,641.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Value Fund

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$412,356,947		$	– 0	–	$	– 0	–	$412,356,947
Short-Term Investments	4,667,376			– 0	–		– 0	–	4,667,376

Total Investments in Securities	417,024,323			– 0	–		– 0	–	417,024,323
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$417,024,323		$	– 0	–	$	– 0	–	$417,024,323

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$ 3,162	$33,170	$31,665	$4,667	$2

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$ 4,387	$23,395	$27,782	$0	$1

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2017